STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ (7,332,474)	$ 2,753,593
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option expense for consulting fees	0	41,845
Accretion expense	6,566	13,622
Change in fair value of derivative liability	(584,880)	(3,006,295)
Loss on disposal of oil and gas properties	0	45,355
Impairment of oil and gas properties	7,831,570	0
Change in assets and liabilities:
Interest receivable	(1,153)	(8,693)
GST receivable	(468)	7,837
Prepaid expenses	(1,385)	4,012
Accounts payable	48,871	(35,056)
Accrued liabilities	15,329	(30,437)
Net cash used in operating activities	(18,024)	(214,127)
Cash flows from investing activities
Deposits	(998)	(4,996)
Acquisition of oil and gas interests	(156,060)	(62,285)
Notes receivable advances	0	(33,353)
Notes receivable advances to related parties	(42,063)	(20,315)
Net cash used in investing activities	(199,121)	(120,949)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants	76,000	0
Proceeds from the issuance of common stock	147,000	219,990
Stock subscriptions received	0	21,514
Proceeds from loan financing	0	13,835
Repayment of loan financing	0	(7,225)
Net cash provided by financing activities	223,000	248,114
Foreign exchange effect on cash	(515)	(29,370)
Net increase (decrease) in cash	5,340	(116,332)
Cash, beginning balance	2,541	118,873
Cash, ending balance	7,881	2,541
Supplemental disclosure of cash flow information
Interest	0	0
Income taxes	0
Non-cash investing and financing activities
Reclass of additional paid-in capital to derivative liability	(169,700)	(191,490)
Oil and gas acquisitions accrued	94,654	0
Shares issued for acquisition of oil and gas properties	867,443	0
Note receivable used for acquisition of oil and gas properties	271,380	0
Common stock issued for subscription payable	$ 21,514	$ 0